Fair Value Measurements - Carrying amounts and estimated fair values of the financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Interest-earning demand deposits	$ 5,773	$ 4,597
Securities available for sale	17,747	19,968
Securities - held-to-maturity	7,420	12,979
Financial liabilities:
Deposits	182,934	185,561
Carrying Amount | Level 1
Financial assets:
Cash and due from banks	1,634	1,550
Interest-earning demand deposits	5,773	4,597
Accrued interest receivable	652	655
Financial liabilities:
Deposits	182,934	185,561
Accrued interest payable	71	60
Carrying Amount | Level 2
Financial assets:
Securities available for sale	17,747	19,968
Securities - held-to-maturity	7,420	12,979
Investment in FHLB stock	2,886	2,388
Loans held for sale	2,059	3,880
Financial liabilities:
Deposits	182,934	185,561
Borrowings	56,813	46,092
Carrying Amount | Level 3
Financial assets:
Loans, net	226,192	201,830
Fair Value | Level 1
Financial assets:
Cash and due from banks	1,634	1,550
Interest-earning demand deposits	5,773	4,597
Accrued interest receivable	652	655
Financial liabilities:
Deposits	182,969	185,332
Accrued interest payable	71	60
Fair Value | Level 2
Financial assets:
Securities available for sale	17,747	19,968
Securities - held-to-maturity	7,384	13,222
Investment in FHLB stock	2,886	2,388
Loans held for sale	2,059	3,880
Financial liabilities:
Deposits	182,969	185,332
Borrowings	57,008	46,447
Fair Value | Level 3
Financial assets:
Loans, net	$ 225,569	$ 201,886